Loans (Details) - Schedule of Short-Term Loans Consisted - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Short-term loans	$ 5,726,841	$ 6,015,975
current portion of long-term loans	36,620
Notes Payable to Banks [Member] | Rural Commercial Bank of Shandong [Member]
Short-Term Debt [Line Items]
Short-term loans	704,235	2,754,301
Notes Payable to Banks [Member] | Postal Savings Bank of China (“PSBC”) [Member]
Short-Term Debt [Line Items]
Short-term loans	704,235	724,816
Notes Payable to Banks [Member] | Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Short-term loans	633,812	652,335
Notes Payable to Banks [Member] | Shandong Heavy Industry Group Finance Co., Ltd. [Member]
Short-Term Debt [Line Items]
Short-term loans		1,159,706
Notes Payable to Banks [Member] | Bank of Beijing [Member]
Short-Term Debt [Line Items]
Short-term loans	845,082	434,890
Notes Payable to Banks [Member] | Zheshang Bank [Member]
Short-Term Debt [Line Items]
Short-term loans		289,927
Notes Payable to Banks [Member] | Bank of Rizhao [Member]
Short-Term Debt [Line Items]
Short-term loans	690,151
Notes Payable to Banks [Member] | Industrial Bank [Member]
Short-Term Debt [Line Items]
Short-term loans	760,574
Notes Payable to Banks [Member] | Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Short-term loans	$ 1,352,132